Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
6.	Commitments and Contingencies

Contractual Obligations and Commitments

As of March 31, 2020, other than the debt issuances described in Note 4 and the license agreements described in Note 8, there were no material changes to the Company’s contractual obligations from those set forth in the 2019 Form 10-K.

Guarantees and Indemnifications

The Company has certain agreements with service providers with which it does business that contain indemnification provisions pursuant to which the Company typically agrees to indemnify the party against certain types of third-party claims. The Company accrues for known indemnification issues when a loss is probable and can be reasonably estimated. The Company would also accrue for estimated incurred but unidentified indemnification issues based on historical activity. As the Company has not incurred any indemnification losses to date, there were no accruals for or expenses related to indemnification issues for any period presented.

8. Commitments and Contingencies

Operating Leases

The Company leased office space in Brisbane, California under an operating lease agreement that expired in September 2018. In May 2018, the Company entered into a month-to-month lease for office space in Burlingame, California. The Company terminated the lease on November 19, 2019 and entered into a sub-lease agreement for space in the same building in Burlingame, California. The sub-lease initial term expires on March 31, 2020 and is renewable for additional terms by mutual agreement.

As of December 31, 2019, the Company had no significant future minimum lease payments.

Rent expense was $0.01 million and $0.2 million for the years ended December 31, 2019 and December 31, 2018, respectively.

Indemnification

The Company has certain agreements with service providers with which it does business that contain indemnification provisions pursuant to which the Company typically agrees to indemnify the party against certain types of third-party claims. The Company accrues for known indemnification issues when a loss is probable and can be reasonably estimated. The Company would also accrue for estimated incurred but unidentified indemnification issues based on historical activity. As the Company has not incurred any indemnification losses to date, there were no accruals for or expenses related to indemnification issues for any period presented.